Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet

The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2019	2018
Corporate/bank-owned life insurance	$5,219	$4,937
Accounts receivable	3,802	3,692
Fails to deliver	1,671	2,274
Software	1,590	1,652
Prepaid pension assets	1,464	1,357
Renewable energy investments	1,144	1,264
Equity in a joint venture and other investments	1,102	1,064
Qualified affordable housing project investments	1,024	999
Prepaid expense	491	385
Federal Reserve Bank stock	466	484
Income taxes receivable	388	1,125
Seed capital	184	224
Fair value of hedging derivatives	21	289
Other (a)	1,655	1,552
Total other assets	$20,221	$21,298
(a)
At Dec. 31, 2019 and Dec. 31, 2018, other assets include $22 million and $111 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Non-readily marketable equity securities			Life-to-date
(in millions)	2019	2018
Upward adjustments	$4	$28	$32
Downward adjustments	(3)	(1)	(4)
Net adjustments	$1	$27	$28

Summary of Investments Valued Using NAV

The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2019		Dec. 31, 2018
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$59	$—	$54	$—
Private equity investments (SBICs) (b)	89	55	74	41
Other (c)	33	—	87	—
Total	$181	$55	$215	$41

(a)
Primarily includes leveraged loans and structured credit funds which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have a life of six years, are liquidated.

(b)
Private equity investments include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.

(c)
Primarily relates to investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a quarterly basis with redemption notice periods up to 95 days. At Dec. 31, 2018, also included investments which could be redeemed daily or monthly with a redemption notice period of one day.